ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASHFLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	¥ (1,056,423)	$ (144,728)	¥ (380,838)	¥ (945,440)
Net cash (used in)/provided by investing activities	1,782,615	244,217	1,214,856	(1,026,393)
Net cash provided by/(used in) financing activities	(81,067)	(11,106)	(85,198)	3,054,854
Effect of foreign exchange rate changes on cash and cash equivalents	23,231	3,181	(4,450)	13,998
Net increase in cash, cash equivalents and restricted cash	668,356	91,564	744,370	1,097,019
Cash and cash equivalents and restricted cash, beginning of the year	2,412,239	330,475	1,667,869	570,850
Cash and cash equivalents and restricted cash, end of the year	3,080,595	422,039	2,412,239	1,667,869
Reportable legal entity | Parent
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	22,536	3,089	68,966	16,869
Net cash (used in)/provided by investing activities	1,341,487	183,783	(63,372)	(3,126,808)
Net cash provided by/(used in) financing activities	(81,067)	(11,106)	12,808	3,061,020
Effect of foreign exchange rate changes on cash and cash equivalents	23,231	3,181	(4,449)	13,155
Net increase in cash, cash equivalents and restricted cash	1,306,187	178,947	13,953	(35,764)
Cash and cash equivalents and restricted cash, beginning of the year	90,563	12,407	76,610	112,374
Cash and cash equivalents and restricted cash, end of the year	¥ 1,396,750	$ 191,354	¥ 90,563	¥ 76,610